Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities, Current [Abstract]
Salaries payable	$ 22,030	$ 31,141
Taxes payable	8,586	5,517
Others	2,654	3,093
Other current liabilities	$ 33,270	$ 39,751